Statement of Changes in Stockholders' Equity - Jan. 22, 2021 - USD ($)		Total	Common Stock [Member] Class B [Member]	Additional Paid in Capital	Accumulated Deficit
Beginning balance at Jan. 13, 2021		$ 0	$ 0	$ 0	$ 0
Beginning balance, Shares at Jan. 13, 2021			0
Issuance of Class B common stock to Sponsor	[1]	25,000	$ 647	24,353	0
Issuance of Class B common stock to Sponsor, Shares	[1]		6,468,750
Net loss		(604)	$ 0	0	(604)
Ending balance at Jan. 22, 2021		$ 24,396	$ 647	$ 24,353	$ (604)
Ending balance, Shares at Jan. 22, 2021			6,468,750

[1]	Includes up to 843,750 shares of Class B common stock that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 6).